Trade payables (Tables)	12 Months Ended
Dec. 31, 2021
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Ageing Analysis of Trade Payables Based on Transaction Date
Ageing analysis of trade payables based on transaction date is set out below:

	2021	2020
	RMB million	RMB million
Within 1 month	403	431
More than 1 month but less than 3 months	221	473
More than 3 months but less than 6 months	221	313
More than 6 months but less than 1 year	268	329
More than 1 year	215	236

	1,328	1,782

Trade Payables by Currencies	The carrying amounts of the Group’s trade payables are denominated in the following currencies:

	2021	2020
	RMB million	RMB million
Renminbi	891	1,587
USD	431	165
Others	6	30

	1,328	1,782